Contents of Significant Accounts - Financial Assets at Fair Value through Profit or Loss (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)
Disclosure of financial assets [line items]
Total	$ 20,446,295		$ 16,042,721
Current	945,021	$ 34,067	1,216,634
Noncurrent	19,501,274	$ 703,002	14,826,087
Common stocks [member]
Disclosure of financial assets [line items]
Financial assets mandatorily measured at fair value through profit or loss	13,289,438		9,654,682
Preferred stocks [member]
Disclosure of financial assets [line items]
Financial assets mandatorily measured at fair value through profit or loss	2,602,622		3,299,004
Funds [member]
Disclosure of financial assets [line items]
Financial assets mandatorily measured at fair value through profit or loss	3,862,932		2,674,476
Convertible bonds [member]
Disclosure of financial assets [line items]
Financial assets mandatorily measured at fair value through profit or loss	691,303		412,175
Forward exchange contracts [member]
Disclosure of financial assets [line items]
Financial assets mandatorily measured at fair value through profit or loss	$ 0		$ 2,384